Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($) GW MW	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2024 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from the sale of property, plant and equipment		$ 33,979,203	$ 1,482,597
Carrying amount	$ 7,552,861,067	6,850,184,820	6,572,353,994
Cash disbursements	1,689,108,504	1,820,862,146
Capitalized interest expense	85,267,021	81,447,057	83,292,276
Capitalized personnel expenses in work-in-progress	40,732,541	39,629,466	44,569,685
Contractual commitments for the acquisition of property, plants and equipment	144,764,301	126,041,911
Property, plant and equipment pledged as security for liabilities	0	0
Additional impairment loss recognised				$ 28,773,083
Impairment loss	34,203,486	7,023,888	1,547,699
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	2,279,619,377	2,471,906,134	3,099,937,769
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Investment on property plant and equipment, maintenance to plants	2,279,619,377	2,471,906,134
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 1,176,484,395	1,064,200,511
Installed capacity of power plant | MW	150
Cerro Pabelln, Sol de Lila, Domeyko, Valle del Sol, Campos del Sol, Sierra Gorda Solar, El Manzano and La Cabaa projects[Member]
Disclosure Of Property Plant And Equipment [Line Items]
Installed capacity of power plant | GW	1.35
Rihue, Don Humberto, Hijuelas, Graneros, Don Rodrigo, Valera, Maitencillo, Cabimas And La Pataguas Projects
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 360,683,352	585,443,444
Operacin Finis Terrae II, El Manzano, La Cabaa and Las Salinas [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 632,046,041
Installed capacity of power plant | GW	0.57
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment				$ 2,014,684
Huasco Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from the sale of property, plant and equipment		5,318,040
Proceeds (losses) from sales of other property, plant and equipment		3,808,947
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 177,427,590	$ 169,052,263
Enel Green Power Chile Group | Las Salinas Expansion Project
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	34,203,486
Enel Green Power Chile Ltda. [Member] | EI Tatio Geothermal Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen	29,887,851
Enel Generacin Chile S.A. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen			$ 22,912,146
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks	1,029,830,750				€ 1,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	411,932,300				400
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	$ 20,596,615				€ 20
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	5.49%	5.29%	5.93%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	6.64%	6.08%	6.17%